Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
12.
Property, plant and equipment

	Equipment and furniture	Right-of-use asset	Total
	£000s	£000s	£000s
Cost
At January 1, 2021	4,066	456	4,522
Additions	1,311	-	1,311
Disposals	(46)	(111)	(157)
Translation adjustment	(219)	-	(219)
At December 31, 2021	5,112	345	5,457
At January 1, 2022	5,112	345	5,457
Additions	140	499	639
Disposals	(506)	(346)	(852)
Translation adjustment	240	-	240
At December 31, 2022	4,986	498	5,484
Accumulated depreciation
At January 1, 2021	3,274	121	3,395
Charge for the year	238	173	411
Eliminated on disposal	(46)	(74)	(120)
Translation adjustment	(173)	-	(173)
At December 31, 2021	3,293	220	3,513
At January 1, 2022	3,293	220	3,513
Charge for the year	306	172	478
Eliminated on disposal	(506)	(346)	(852)
Translation adjustment	144	-	144
At December 31, 2022	3,237	46	3,283
Net book value
As at December 31, 2021	1,819	125	1,944
As at December 31, 2022	1,749	452	2,201